DEBT	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
DEBT
24. DEBT

The following table provides a breakdown of debt by nature and split between current and non-current.

	At December 31,
	2023			2022
	Current	Non-current	Total	Current	Non-current	Total
	(€ thousand)
Asset-backed financing (Securitizations)	514,597	651,876	1,166,473	422,736	682,689	1,105,425
Bonds and notes	—	903,673	903,673	394,628	1,095,691	1,490,319
Borrowings from banks and other financial institutions	166,763	124,167	290,930	100,665	12,500	113,165
Lease liabilities	16,450	56,597	73,047	15,917	41,506	57,423
Other debt	43,063	—	43,063	45,447	—	45,447
Total debt	740,873	1,736,313	2,477,186	979,393	1,832,386	2,811,779

The following tables present the change in debt, indicating separately financing cash flows and other movements.

		Financing cash flows		Other movements
	Balance at December 31, 2022	Proceeds from borrowings	Repayments of borrowings	Interest accrued/(paid) and other (1)(2)	Translation differences	Balance at December 31, 2023
	(€ thousand)
Asset-backed financing (Securitizations)	1,105,425	151,217	(49,611)	445	(41,003)	1,166,473
Bonds and notes	1,490,319	—	(575,702)	(10,944)	—	903,673
Borrowings from banks and other financial institutions	113,165	250,000	(72,500)	2,891	(2,626)	290,930
Lease liabilities	57,423	—	(17,691)	34,448	(1,133)	73,047
Other debt	45,447	34,596	(35,566)	—	(1,414)	43,063
Total debt	2,811,779	435,813	(751,070)	26,840	(46,176)	2,477,186

		Financing cash flows		Other movements
	Balance at December 31, 2021	Proceeds from borrowings	Repayments of borrowings	Interest accrued/(paid) and other (1)	Translation differences	Balance at December 31, 2022
	(€ thousand)
Bonds and notes	1,487,110	—	—	3,209	—	1,490,319
Asset-backed financing (Securitizations)	900,213	218,924	(72,824)	1,733	57,379	1,105,425
Borrowings from banks and other financial institutions	154,419	8,909	(55,000)	560	4,277	113,165
Lease liabilities	56,210	—	(16,500)	17,409	304	57,423
Other debt	32,059	34,456	(23,215)	—	2,147	45,447
Total debt	2,630,011	262,289	(167,539)	22,911	64,107	2,811,779
____________________________
(1)     Other changes in lease liabilities relates entirely to non-cash movements for the recognition of additional lease liabilities in accordance with IFRS 16.
(2)    Includes gains of €7,940 thousand realized on the partial cash tender executed during the third quarter of 2023 on a bond due in 2025.
Contractual undiscounted cash flows

The following tables present the contractual maturities (contractual undiscounted cash flows, including interest) of the Group’s debt based on relevant maturity groupings.

	Contractual cash flows at December 31, 2023
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	As reported at December 31, 2023 (*)
	(€ thousand)
Asset-backed financing (Securitizations)	542,960	390,256	277,783	—	1,210,999	1,166,473
Bonds and notes	11,714	458,619	14,850	460,106	945,289	903,673
Borrowings from banks and other financial institutions	172,441	83,047	46,813	—	302,301	290,930
Lease liabilities	17,934	12,571	28,131	22,316	80,952	73,047
Other debt	43,063	—	—	—	43,063	43,063
Total debt	788,112	944,493	367,577	482,422	2,582,604	2,477,186

	Contractual cash flows at December 31, 2022
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	As reported at December 31, 2022 (*)
	(€ thousand)
Bonds and notes	400,475	14,700	668,777	464,648	1,548,600	1,490,319
Asset-backed financing (Securitizations)	439,919	408,462	283,786	—	1,132,167	1,105,425
Borrowings from banks and other financial institutions	117,349	—	—	—	117,349	113,165
Lease liabilities	16,178	11,373	20,289	12,785	60,625	57,423
Other debt	45,447	—	—	—	45,447	45,447
Total debt	1,019,368	434,535	972,852	477,433	2,904,188	2,811,779

(*) As reported in the consolidated statement of financial position

Asset-backed financing (Securitizations)

As a means of diversifying its sources of funds, the Group sells certain of its receivables originated by its financial services activities in the United States through asset-backed financing or securitization programs (the terms asset-backed financing and securitization programs are used synonymously throughout this document), without transferring the risks typically associated with the related receivables. As a result, the receivables sold through securitization programs are still consolidated until collection from the customer. The securitization agreements for both programs require the maintenance of an interest rate cap.

The following table presents information relating to the revolving securitization programs.

Program	Funding Limit (2)	Amount Outstanding at December 31, 2023	Amount Outstanding at December 31, 2022	Maturity Date
	($ million)	($ million)	($ million)
Retail (1)	975	977	896	December 2024
Leasing (1)	400	312	283	November 2025
Total asset-backed financing (Securitizations)	1,375	1,289	1,179
(1)At December 31, 2023 the notes relating to the retail securitization program bore interest at a rate per annum equal to the aggregate of a synthetic base rate substantially replicating the LIBOR plus a margin of 70 basis points and the notes relating to the leasing securitization program bore interest at a rate per annum equal to the aggregate of SOFR plus a margin of 70 basis points.
(2)Excluding accrued interest.

Cash collected from the settlement of receivables under securitization programs is subject to certain restrictions regarding its use and is primarily applied to repay principal and interest of the related funding. Such cash amounted to €31,820 thousand at December 31, 2023 (€44,085 thousand at December 31, 2022).
Bonds and notes

2023 Bond

On March 16, 2023 the Company fully repaid the 2023 Bond for a total consideration of €390,374 thousand (including accrued interest). The bond was previously issued on March 16, 2016, for a principal amount of €500 million at a coupon of 1.5 percent and due on March 2023. Following a cash tender offer, in July 2019 the Company executed the partial repurchase of these notes for an aggregate nominal amount of €115,395 thousand. The amount outstanding at December 31, 2022 was €388,947 thousand including accrued interest of €4,567 thousand.

2025 Bond

On May 27, 2020 the Company issued 1.5 percent coupon notes due May 2025 (“2025 Bond”), having a principal of
€650 million. The notes were issued at a discount for an issue price of 98.898 percent, resulting in net proceeds of €640,073 thousand, after related expenses, and a yield to maturity of 1.732 percent. The bond was admitted to trading on the regulated market of Euronext Dublin. Following a cash tender offer, in July 2023, the Group accepted for purchase valid tenders of the 2025 Bond for an aggregate nominal amount of €199,037 thousand and at a purchase price of €191,097 thousand, resulting in gains of €7,940 thousand, which were recognized within financial income. The repurchases were settled in July 2023. The amount outstanding of the 2025 Bond at December 31, 2023 was €453,027 thousand, including accrued interest of €4,097 thousand (€650,923 thousand, including accrued interest of €5,818 thousand at December 31, 2022).

2029 and 2031 Notes

On July 31, 2019, the Company issued 1.12 percent senior notes due August 2029 (“2029 Notes”) and 1.27 percent senior notes due August 2031 (“2031 Notes”) through a private placement to certain US institutional investors, each having a principal of €150 million. The net proceeds from the issuances amounted to €298,316 thousand and the yields to maturity on an annual basis equal the nominal coupon rates of the notes. The 2029 Notes and the 2031 Notes are primarily used for general corporate purposes, including the funding of capital expenditures.

The amount outstanding of the 2029 Notes at December 31, 2023 was €150,218 thousand, including accrued interest of €700 thousand (€150,135 thousand, including accrued interest of €700 thousand at December 31, 2022). The amount outstanding of the 2031 Notes at December 31, 2023 was €150,246 thousand, including accrued interest of €794 thousand (€150,178 thousand including accrued interest of €794 thousand at December 31, 2022).

2032 Notes

On July 29, 2021, the Company issued 0.91 percent senior notes due January 2032 (“2032 Notes”) through a private placement to certain US institutional investors having a principal of €150 million. The net proceeds from the issuance amounted to €149,495 thousand and the yield to maturity on an annual basis equals the nominal coupon rates of the notes. The 2023 Notes are used for general corporate purposes. The amount outstanding of the 2032 Notes at December 31, 2023 was €150,182 thousand, including accrued interest of €587 thousand (€150,136 thousand, including accrued interest of €577 thousand at December 31, 2022).

The aforementioned bonds and notes impose covenants on Ferrari including: (i) negative pledge clauses which require that, in case any security interest upon assets of Ferrari is granted in connection with other notes or debt securities with the consent of Ferrari are, or are intended to be, listed, such security should be equally and ratably extended to the outstanding notes, subject to certain permitted exceptions; (ii) pari passu clauses, under which the notes rank and will rank pari passu with all other present and future unsubordinated and unsecured obligations of Ferrari; (iii) events of default for failure to pay principal or interest or comply with other obligations under the notes with specified cure periods or in the event of a payment default or acceleration of indebtedness or in the case of certain bankruptcy events; and (iv) other clauses that are customarily applicable to debt securities of issuers with a similar credit standing. A breach of these covenants may require the early repayment of the notes. At December 31, 2023 and 2022, Ferrari was in compliance with the covenants of the notes.
Borrowings from banks and other financial institutions

The following table presents information relating to borrowings from banks and other financial institutions.

		Amount Outstanding at December 31,
Borrowing Entity	Currency	2023	2022	Maturity Date
		(€ thousand)
Ferrari N.V. (1)	EUR	130,224	—	January 2026
Ferrari N.V. (1)	EUR	75,040	—	March 2026
Ferrari Financial Services, Inc. (2)	USD	73,153	75,665	April 2024
Ferrari S.p.A. (3)	EUR	12,513	37,500	June 2024
Total borrowings from banks and other financial institutions		290,930	113,165
(1)     Amortized term loans bearing an average interest of 4.663 percent as of December, 31 2023.
(2)    Financial liabilities of FFS Inc to support financial services activities bearing interest at SOFR plus 75 basis points.
(3)    An amortized term loan bearing fixed interest at 0.118 percent.

Lease liabilities

The Group recognizes lease liabilities in relation to right-of-use assets in accordance with IFRS 16 - Leases. At December 31, 2023 lease liabilities amounted to €73,047 thousand (€57,423 thousand at December 31, 2022).

Other debt

Other debt mainly relates to US based financial service activities with specific reference to expected cash out for new funding request as per contractual commitment.

Committed credit lines

At December 31, 2023, the Group had total committed credit lines available and undrawn amounting to €600 million and with maturities ranging from 2024 to 2026 (€669 million at December 31, 2022).